UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tanglewood Wealth Management Inc.
Address: 1400 Post Oak Blvd.
         Suite 550
         Houston, TX  77056

13F File Number:  028-13327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith A. Fenstad
Title:     Chief Compliance Officer
Phone:     713-840-8880

Signature, Place, and Date of Signing:

 /s/ Keith A. Fenstad     Houston, TX     April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $92,734 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     RUSSELL 3000     464287689      727     7776 SH       SOLE                     7776        0        0
PIMCO ETF TR                   TOTL RETN ETF    72201R775    22335   203447 SH       SOLE                   203447        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    45174   292448 SH       SOLE                   292448        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    20537   291175 SH       SOLE                   291175        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      572    12344 SH       SOLE                    12344        0        0
VANGUARD WORLD FDS             HEALTH CAR ETF   92204A504     3389    40867 SH       SOLE                    40867        0        0